Provisions	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Provisions

Note 20. Provisions

Restructuring
At December 31, 2025	20,060
Charged to the consolidated statement of operations:
- Additional provisions recognized	1,543
- Unwinding of discount effect	181
- Reversal of non-utilized amounts	(35)
Amounts used during the year	(9,182)
Charged to other comprehensive loss:
- Exchange differences	37
At June 30, 2026	12,604
Non-current	—
Current	12,604

Restructuring

The restructuring provisions are primarily related to exit costs for the closure of the production facility in Singapore in 2024. The remaining amounts relating to the closure of the facility are expected to be paid throughout 2026 and into the first quarter of 2027.

The Group has also recorded provisions related to organizational restructuring.

During the six months ended June 30, 2026, the Group had $1.9 million in cash outflows relating to organizational restructuring and $6.9 million in cash outflows relating to the closure of the production facility in Singapore.